Financial risk management - Currency risk (Details) - Currency risk - EUR (€) € in Thousands	Mar. 31, 2022	Dec. 31, 2021
USD
Currency risk
Net exposure	€ (20,418)	€ 2,241
USD | Trade receivables and other assets
Currency risk
Net exposure	3,849	4,635
USD | Trade payables and other liabilities
Currency risk
Net exposure	(2,377)	(2,394)
USD | Financial liabilities
Currency risk
Net exposure	(21,890)
INR
Currency risk
Net exposure	13	4
INR | Trade receivables and other assets
Currency risk
Net exposure	€ 13	8
INR | Trade payables and other liabilities
Currency risk
Net exposure		€ (4)